Deferred Income Taxes - Summary of Information About Tax Losses Expiry Dates (Detail) - SGD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Tax Losses Expiry Dates [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 86,884	$ 79,657
Expiring in one year
Disclosure Of Tax Losses Expiry Dates [Line Items]
Unused tax losses for which no deferred tax asset recognised	5,365	5,617
Expiring in two years
Disclosure Of Tax Losses Expiry Dates [Line Items]
Unused tax losses for which no deferred tax asset recognised	4,669	5,734
Expiring in three years
Disclosure Of Tax Losses Expiry Dates [Line Items]
Unused tax losses for which no deferred tax asset recognised	3,899	4,069
Expiring in four years
Disclosure Of Tax Losses Expiry Dates [Line Items]
Unused tax losses for which no deferred tax asset recognised	7,496	6,601
Expiring beyond four years
Disclosure Of Tax Losses Expiry Dates [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 65,455	$ 57,636